Average Annual Total Returns (All Cap Core Trust)	12 Months Ended
May 01, 2011
Russell 3000 Value Index
Average Annual Total Returns
One Year	16.93%
Five Year	2.74%
Ten Year	2.16%
Combined Index
Average Annual Total Returns
One Year	16.93%
Five Year	2.74%
Ten Year	0.22%
Series I, All Cap Core Trust
Average Annual Total Returns
One Year	13.04%
Five Year	0.65%
Ten Year	0.13%
Date of Inception	Jul. 15, 1996
Series II, All Cap Core Trust
Average Annual Total Returns
One Year	12.81%
Five Year	0.45%
Ten Year	(0.03%)
Date of Inception	Jan. 28, 2002
Series NAV, All Cap Core Trust
Average Annual Total Returns
One Year	13.09%
Five Year	0.70%
Ten Year	0.17%
Date of Inception	Apr. 29, 2005